The Alger Funds II:

Incorporated herein by reference is a supplement to the Fund’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 15, 2019 (SEC Accession No. 0001193125-19-075061).